Summarised financial information of subsidiaries with material non-controlling interests	12 Months Ended
Dec. 31, 2020
Summarised financial information of subsidiaries with material non-controlling interests
Summarised financial information of subsidiaries with material non-controlling interests

34          Summarised financial information of subsidiaries with material non‑controlling interests

Set out below are the summarised financial information for each subsidiary that has non‑controlling interests that are material to the Group.

As at 31 December 2018, 2019 and 2020, the non‑controlling interests attributable to these entities accounted for 70%,  88% and 84% of the total non‑controlling interests for the respective year end.

Summarised balance sheets

	Huizhou Pengai			Shanghai Pengai			Chongqing Pengai
	2018	2019	2020	2018	2019	2020	2018	2019	2020
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Current
—Assets	17,166	17,897	17,386	12,092	17,168	13,641	10,699	6,891	6,553
—Liabilities	(2,988)	(4,432)	(3,655)	(2,936)	(14,387)	(15,626)	(33,867)	(31,609)	(37,493)
Total current net assets/(liabilities)	14,178	13,465	13,731	9,156	2,781	(1,985)	(23,168)	(24,718)	(30,940)
Non‑current
—Assets	2,124	2,429	2,046	3,108	3,656	36,302	30,928	51,114	45,487
—Liabilities	—	—	—	—	—	(31,607)	—	(18,743)	(14,917)
Total non‑current net assets	2,124	2,429	2,046	3,108	3,656	4,695	30,928	32,371	30,570
Net assets/(liabilities)	16,302	15,894	15,777	12,264	6,437	2,710	7,760	7,653	(370)

	Chengdu Yueji			Xiuqi Pengai			Haikou Pengai
	2018	2019	2020	2018	2019	2020	2018	2019	2020
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Current
—Assets	5,656	4,183	5,926	7,081	5,060	9,140	9,180	2,226	3,033
—Liabilities	(2,419)	(6,267)	(14,033)	(12,776)	(9,250)	(11,464)	(3,893)	(12,738)	(14,405)
Total current net assets/(liabilities)	3,237	(2,084)	(8,107)	(5,695)	(4,190)	(2,324)	5,287	(10,512)	(11,372)
Non‑current
—Assets	5,515	11,803	10,303	17,578	27,838	22,437	4,563	25,174	22,783
—Liabilities	—	(5,689)	(4,929)	—	(2,262)	—	—	(6,458)	(6,144)
Total non‑current net assets	5,515	6,114	5,374	17,578	25,576	22,437	4,563	18,716	16,639
Net assets/(liabilities)	8,752	4,030	(2,733)	11,883	21,386	20,113	9,850	8,204	5,267

	Shenzhen Yueji			Shenzhen Yuexin			Nanchang Pengai
	2018	2019	2020	2018	2019	2020	2018	2019	2020
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Current
- Assets	n/a	17,627	16,593	n/a	2,125	2,352	6,243	4,426	3,985
- Liabilities	n/a	(20,648)	(19,481)	n/a	(21,540)	(22,614)	(794)	(1,305)	(1,133)
Total current net assets/(liabilities)	n/a	(3,021)	(2,888)	n/a	(19,415)	(20,262)	5,449	3,121	2,852
Non-current
- Assets	n/a	9,153	4,335	n/a	33,742	29,033	1,014	893	780
- Liabilities	n/a	—	—	n/a	(16,256)	(14,019)	—	—	—
Total non-current net assets	n/a	9,153	4,335	n/a	17,486	15,014	1,014	893	780
Net assets/(liabilities)	n/a	6,132	1,447	n/a	(1,929)	(5,248)	6,463	4,014	3,632

	Yantai Pengai Jiayan			Ninghai Pengai
	2018	2019	2020	2018	2019	2020
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Current
- Assets	5,443	13,614	14,806	n/a	1,696	1,055
- Liabilities	(14,501)	(23,564)	(24,410)	n/a	(1,060)	(1,397)
Total current net (liabilities)/assets	(9,058)	(9,950)	(9,604)	n/a	636	(342)
Non-current
- Assets	18,473	38,441	35,387	n/a	3,856	3,342
- Liabilities	—	(18,299)	(17,748)	n/a	(424)	(88)
Total non-current net assets	18,473	20,142	17,639	n/a	3,432	3,254
Net assets	9,415	10,192	8,035	n/a	4,068	2,912

Summarised statements of comprehensive income

	Huizhou Pengai			Shanghai Pengai			Chongqing Pengai
	2018	2019	2020	2018	2019	2020	2018	2019	2020
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Revenue	33,996	35,184	26,852	38,685	33,834	29,839	37,167	53,701	27,487
Profit/(loss) before income tax	7,299	5,170	2,743	4,073	689	(3,884)	(1,424)	(317)	(8,181)
Income tax (expense)/credit	(1,796)	(1,293)	(685)	(994)	(172)	157	226	79	158
Profit/(loss) and total comprehensive income/(loss) for the year	5,503	3,878	2,058	3,079	517	(3,727)	(1,198)	(238)	(8,023)
Total comprehensive income/(loss) allocated to non‑controlling interests	2,174	1,338	710	527	77	(746)	(257)	—	—
Dividend paid to non‑controlling interests	—	1,478	750	—	1,463	—	—	—	—

	Chengdu Yueji			Xiuqi Pengai			Haikou Pengai
	2018	2019	2020	2018	2019	2020	2018	2019	2020
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Revenue	32,866	23,766	8,221	34,599	33,057	28,530	24,165	25,458	20,184
Profit/(loss) before income tax	27	(4,722)	(6,764)	(774)	8,678	(1,135)	4,806	2,001	(1,696)
Income tax (expense)/credit	(56)	—	—	206	803	(139)	(1,209)	(500)	192
Profit/(loss) and total comprehensive income/(loss) for the year	(29)	(4,722)	(6,764)	(568)	9,481	(1,274)	3,597	1,501	(1,504)
Total comprehensive income/(loss) allocated to non‑controlling interests	(9)	(1,515)	(2,029)	(32)	1,043	(140)	468	195	(196)
Dividend paid to non‑controlling interests	—	—	—	—	—	—	—	407	186

	Shenzhen Yueji			Shenzhen Yuexin			Nanchang Pengai
	2018	2019	2020	2018	2019	2020	2018	2019	2020
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Revenue	n/a	20,809	13,754	n/a	34,104	33,157	6,332	2,198	—
Profit/(loss) before income tax	n/a	4,897	(4,656)	n/a	2,240	(3,710)	(650)	(2,449)	(382)
Income tax (expense)/credit	n/a	(1,224)	(29)	n/a	(560)	391	164	—	—
Profit/(loss) and total comprehensive income/(loss) for the year	n/a	3,673	(4,685)	n/a	1,680	(3,319)	(487)	(2,449)	(382)
Total comprehensive income/(loss) allocated to non-controlling interests	n/a	1,469	(1,874)	n/a	672	(1,328)	(146)	(898)	(187)
Dividend paid to non-controlling interests	n/a	—	—	n/a	—	—	—	—	—

	Yantai Pengai Jiayan			Ninghai Pengai
	2018	2019	2020	2018	2019	2020
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Revenue	—	32,668	25,958	n/a	5,211	4,841
Profit/(loss) before income tax	(779)	1,036	(2,465)	n/a	1,182	(1,317)
Income tax (expense)/credit	195	(259)	307	n/a	(113)	162
Profit/(loss) and total comprehensive income/(loss) for the year	(584)	777	(2,158)	n/a	1,069	(1,155)
Total comprehensive income/(loss) allocated to non-controlling interests	(175)	85	(237)	n/a	524	(566)
Dividend paid to non-controlling interests	—	—	—	n/a	—	—

Summarised statements of cash flows

	Huizhou Pengai			Shanghai Pengai			Chongqing Pengai
	2018	2019	2020	2018	2019	2020	2018	2019	2020
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cash flows from operating activities
Cash generated from operations	8,557	5,488	3,192	1,083	11,170	(2,240)	1,695	3,280	(183)
Income tax paid	(2,801)	(715)	(1,070)	(1,764)	(436)	(444)	(48)	(349)	—
Net cash generated from operating activities	5,756	4,773	2,122	(681)	10,734	(2,684)	1,647	2,931	(183)
Net cash used in investing activities	(5,986)	(708)	(78)	(2,124)	(833)	(5,407)	(909)	(4,487)	4,442
Net cash generated from financing activities	—	(4,285)	(2,175)	—	—	(2,082)	—	—	(4,606)
Net increase in cash and cash equivalents	(230)	(220)	(131)	(2,805)	9,901	(10,173)	738	(1,556)	(347)
Cash and cash equivalents at beginning of the year	877	647	427	3,538	733	10,634	1,195	1,933	377
Cash and cash equivalents at end of the year	647	427	296	733	10,634	461	1,933	377	30

	Chengdu Yueji			Xiuqi Pengai			Haikou Pengai
	2018	2019	2020	2018	2019	2020	2018	2019	2020
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cash flows from operating activities
Cash generated from/(used in) operations	3,363	(1,279)	(3,782)	19,570	4,417	7,208	5,662	14,810	2,462
Income tax paid	(1,380)	(347)	—	(191)	—	—	(976)	(492)	(14)
Net cash generated from/(used in) operating activities	1,983	(1,626)	(3,782)	19,379	4,417	7,208	4,686	14,318	2,448
Net cash used in investing activities	(2,007)	(245)	4,358	(18,853)	(4,756)	(4,305)	(5,962)	(14,437)	(1,673)
Net cash (used in)/generated from financing activities	—	—	(1,044)	—	—	(3,081)	—	(423)	(629)
Net increase/ (decrease) in cash and cash equivalents	(24)	(1,871)	(468)	526	(339)	(178)	(1,276)	(542)	146
Cash and cash equivalents at beginning of the year	2,391	2,367	496	—	526	187	1,894	618	76
Cash and cash equivalents at end of the year	2,367	496	28	526	187	9	618	76	222

	Shenzhen Yueji			Shenzhen Yuexin			Nanchang Pengai
	2018	2019	2020	2018	2019	2020	2018	2019	2020
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cash flows from operating activities
Cash generated from/(used in) operations	n/a	3,815	1,340	n/a	3,545	4,187	567	(221)	(351)
Income tax paid	n/a	(1)	(45)	n/a	—	—	(456)	134	—
Net cash generated from/(used in) operating activities	n/a	(3,814)	1,295	n/a	3,545	4,187	111	(87)	(351)
Net cash used in investing activities	n/a	(3,776)	5,322	n/a	(4,266)	(1,096)	(7)	(1)	330
Net cash (used in)/generated from financing activities	n/a	600	(7,423)	n/a	—	(3,194)	—	—	—
Net increase/ (decrease) in cash and cash equivalents	n/a	638	(806)	n/a	(721)	(103)	105	(88)	(21)
Cash and cash equivalents at beginning of the year	n/a	187	825	n/a	867	147	5	110	22
Cash and cash equivalents at end of the year	n/a	825	19	n/a	147	44	110	22	1

	Yantai Pengai Jiayan			Ninghai Pengai
	2018	2019	2020	2018	2019	2020
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cash flows from operating activities
Cash generated from/(used in) operations	7,072	4,278	2,544	n/a	1,352	(327)
Income tax paid	—	(35)	—	n/a	—	(74)
Net cash generated from/(used in) operating activities	7,072	4,243	2,544	n/a	1,352	(401)
Net cash used in investing activities	(16,690)	(3,161)	(1,848)	n/a	(3,479)	(46)
Net cash (used in)/generated from financing activities	10,000	—	(1,646)	n/a	3,000	(343)
Net increase/ (decrease) in cash and cash equivalents	382	1,082	(950)	n/a	873	(790)
Cash and cash equivalents at beginning of the year	—	382	1,464	n/a	—	873
Cash and cash equivalents at end of the year	382	1,464	514	n/a	873	83